Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management objectives and policies
Summary of Interest Rate Sensitivity

Effect
USD
31 December 2024
+/- 100 basis point increase	894
31 December 2023
+/- 100 basis point increase	12,935
31 December 2022
+/- 100 basis point increase	37,968

Summary of Exchange Rates Applied During Period in Respect of Currencies

	Spot rate		Average rate
	As of 31 December		As of 31 December
	2024	2023	2024	2023
EGP	50.77	30.97	43.94	30.65
KES	129.22	157.28	134.14	139.32
EUR	0.96	1.10	1.08	1.08
MYR	4.47	4.59	4.61	4.55
ARS	1,030.05	809.71	1,014.90	261.60

Summary of sensitivity analysis of strengthening weakening of the currency against USD currency would impact on financial instruments

	As of 31 December
	2024	2023	2022
	USD	USD	USD
EGP to USD	191,279	232,797	471,056
KES to USD	52,186	43,250	35,975
EUR to USD	227,204	241,043	329,551
MYR to USD	1,269	1,235	1,069
ARS to USD	65,688	101,488	209,497
Pre-tax impact	537,626	619,813	1,047,148

Summary of exposure to credit risk

	As of 31 December
	2024	2023
	USD	USD
Trade and other receivables	4,009,282	5,327,877
Cash and cash equivalents	4,958,983	2,922,755
Sublease receivables	—	571,022
	8,968,265	8,821,654

Summary of expected credit losses
(i)	Expected credit losses on trade receivables

As of 31 December 2024

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	1,514,964	265,026	217,930	104,129	20,471	8,878	40,878	442,669	2,614,945
Loss rate	6%	11%	15%	18%	44%	48%	52%	100%	25%
Expected credit losses	94,851	29,454	32,637	18,959	9,061	4,278	21,062	442,669	652,971

As of 31 December 2023

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	1,944,166	236,350	73,680	135,003	104,733	41,880	101,313	1,354,050	3,991,175
Loss rate	8%	15%	24%	33%	48%	65%	85%	100%	45%
Expected credit losses	161,118	36,310	17,436	44,483	50,759	27,354	85,969	1,354,050	1,777,479

-	Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.
-	Payment terms are typically 30-60 days.
-	Following the portfolio optimization plans (Note 32), there has been significant focus on improving liquidity through collections from corporate accounts with high outstanding receivables.
(ii)	Expected credit losses on customer wallet receivables

As of 31 December 2024

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	151,646	173,664	177,214	173,287	196,888	177,555	58,949	476,442	1,585,645
Loss rate	9%	18%	27%	36%	45%	59%	77%	98%	54%
Expected credit losses	13,648	31,259	47,848	62,383	88,600	103,870	45,096	468,911	861,615

As of 31 December 2023

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	22,602	9,546	40,942	49,618	46,961	65,738	76,341	404,207	715,955
Loss rate	9%	18%	27%	36%	45%	59%	77%	99%	77%
Expected credit losses	2,034	1,718	11,054	17,863	21,132	38,457	58,401	400,170	550,829

-	Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.

Summary of contractual undiscounted cash flows

		Between one	Between two
	Maturity up	and two	and three
	to one year	years	years	Total
	USD	USD	USD	USD
31 December 2024
Accounts payable, accruals and other payables	9,345,716	30,850	—	9,376,566
Lease liabilities	606,881	440,183	—	1,047,064
Deferred purchase price	1,148,013	—	—	1,148,013
Current tax liabilities	836,117	—	—	836,117
Derivatives warrant liabilities	—	—	669,156	669,156
	11,936,727	471,033	669,156	13,076,916

31 December 2023
Accounts payable, accruals and other payables	7,810,902	83,961	—	7,894,863
Lease liabilities	640,695	579,335	442,381	1,662,411
Deferred purchase price	1,207,682	—	—	1,207,682
Current tax liabilities	627,068	—	—	627,068
Due to a related party	131,523	—	—	131,523
Derivatives warrant liabilities	—	—	106,420	106,420
	10,417,870	663,296	548,801	11,629,967